Goodwill - Summary of Changes in Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
At start of year	£ 6,899	£ 5,965
Acquisitions	257	626
Disposals/reclassified as held for sale	(64)	(25)
Exchange translation differences	(268)	333
At end of year	£ 6,824	£ 6,899